Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Assets :
Securitized vacation ownership notes receivable, Carrying amount	$ 411	$ 446
Total financial assets, Carrying amount	557	567
Total	677	688
Liabilities:
Long-term debt, Carrying amount	1,648	2,194
Long-term securitized debt, Carrying value	364	402
Total financial liabilities, Carrying amount	2,012	2,596
Total financial liabilities, Fair value	2,299	2,854
Off-Balance sheet:
Total off-balance sheet, Carrying amount
Total off-balance sheet, Fair value	145	192
Level 1 [Member]
Assets :
Restricted cash, Carrying amount	3	2
Restricted Cash, Fair value	3	2
Liabilities:
Long-term debt, Carrying amount	1,648	2,194
Long-term debt, Fair value	1,919	2,442
Level 2 [Member]
Off-Balance sheet:
Letters of credit, Carrying amount
Surety bonds, Carrying amount
Letters of credit, Fair value	124	171
Surety bonds, Fair value	21	21
Level 3 [Member]
Assets :
Vacation ownership notes receivable, Carrying amount	120	93
Securitized vacation ownership notes receivable, Carrying amount	411	446
Other notes receivable, Carrying amount	23	26
Vacation ownership notes receivable Fair value	143	109
Securitized vacation ownership notes receivable, Fair value	508	551
Other notes receivable, Fair value	23	26
Liabilities:
Long-term securitized debt, Carrying value	364	402
Long-term securitized debt, Fair value	$ 380	$ 412